Segment information and revenue analysis (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total revenues	$ 280,000
Continuing Operations [Member]
Total revenues	280,000
Standard Cloud Based Services [Member] | Continuing Operations [Member]
Total revenues
B P O Services [Member] | Continuing Operations [Member]
Total revenues
Business Integration Services [Member] | Continuing Operations [Member]
Total revenues	280,000
Other Revenues [Member] | Continuing Operations [Member]
Total revenues